Convertible notes (Details) (Convertible notes) In Thousands, unless otherwise specified	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY	Mar. 31, 2014 CNY	Sep. 30, 2014 KKR Notes USD ($)	Sep. 30, 2014 KKR Notes CNY	Mar. 31, 2014 KKR Notes CNY	Sep. 30, 2014 GMHL Notes Golden Meditech Holdings Limited (GMHL) USD ($)	Sep. 30, 2014 GMHL Notes Golden Meditech Holdings Limited (GMHL) CNY	Mar. 31, 2014 GMHL Notes Golden Meditech Holdings Limited (GMHL) CNY
Debt Instrument
Principal amount of Notes				$ 65,486	401,950	403,315
Principal amount of Notes							50,373	309,192	310,302
Cumulative interest payable	14,025	86,085	64,136
Carrying amount	$ 129,884	797,227	777,753